Note 38 - Dividend income (Tables)	12 Months Ended
Dec. 31, 2018
Dividend income Abstract
Table of Dividend Income
Dividend Income (Millions of euros)
	2018	2017	2016
Dividends from:
Financial assets held for trading and financial assets at fair value through profit or loss	19	145	161
Financial assets at fair value through other comprehensive income	138	188	307
Total	157	334	467